Compensation Employee Long Term Incentive Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,500
Share-based compensation, non-option, expected to vest, number	800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at December 31, 2016, Weighted Average Grant Date Fair Value	$ 33.00	$ 31.80	$ 30.60
Granted, Weighted Average Grant Date Fair Value	32.82	33.15	33.00
Vested, Weighted Average Grant Date Fair Value	32.13	31.08	30.60
Forfeitured, Weighted Average Grant Date Fair Value	33.00	32.31	31.14
Nonvested at December 31, 2019, Weighted Average Grant Date Fair Value	$ 33.06	$ 33.00	$ 31.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount	$ 6.3	$ 10.1	$ 10.4
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 11.8
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 5.0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	327	269	6
Granted	146	157	270
Vested	(101)	(65)	(2)
Forfeited	(23)	(34)	(5)
Nonvested at December 31	349	327	269
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	827	66	0
Granted	86	764	66
Vested	0	0	0
Forfeited	(8)	(3)	0
Nonvested at December 31	905	827	66
Phantom Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31	60	332	815
Granted	0	0	0
Vested	(58)	(256)	(465)
Forfeited	(2)	(16)	(18)
Nonvested at December 31	0	60	332